STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (USD $)	3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended																									3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended																						3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended																									3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Mar. 31, 2012 Stock issued for services	Dec. 31, 2011 Stock issued for services	Dec. 31, 2010 Stock issued for services	Dec. 31, 2009 Stock issued for services	Dec. 31, 2008 Stock issued for services	Dec. 31, 2007 Stock issued for services	Dec. 31, 2006 Stock issued for services	Dec. 31, 2005 Stock issued for services	Dec. 31, 2004 Stock issued for services	Dec. 31, 2003 Stock issued for services	Dec. 31, 2002 Stock issued for services	Dec. 31, 2001 Stock issued for services	Dec. 31, 2010 Stock issued for cash	Dec. 31, 2009 Stock issued for cash	Dec. 31, 2008 Stock issued for cash	Dec. 31, 2007 Stock issued for cash	Dec. 31, 2006 Stock issued for cash	Dec. 31, 2005 Stock issued for cash	Dec. 31, 2004 Stock issued for cash	Dec. 31, 2003 Stock issued for cash	Dec. 31, 2002 Stock issued for cash	Dec. 31, 2001 Stock issued for cash	Dec. 31, 2005 Warrants issued to purchase common stock at $.025	Dec. 31, 2004 Warrants issued to purchase common stock at $.025	Dec. 31, 2005 Warrants issued to purchase common stock at $.05	Dec. 31, 2004 Warrants issued to purchase common stock at $.05	Mar. 31, 2012 Stock issued to settle liabilities	Dec. 31, 2011 Stock issued to settle liabilities	Dec. 31, 2010 Stock issued to settle liabilities	Dec. 31, 2005 Stock issued to settle liabilities	Dec. 31, 2011 Stock issued for interest	Dec. 31, 2010 Stock issued for interest	Dec. 31, 2009 Stock issued for interest	Dec. 31, 2007 Stock issued for interest	Dec. 31, 2009 Accounts payable	Mar. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Dec. 31, 2005 Common Stock	Dec. 31, 2004 Common Stock	Dec. 31, 2003 Common Stock	Dec. 31, 2001 Common Stock	Dec. 31, 2000 Common Stock	Mar. 31, 2012 Common Stock Stock issued for services	Dec. 31, 2011 Common Stock Stock issued for services	Dec. 31, 2010 Common Stock Stock issued for services	Dec. 31, 2009 Common Stock Stock issued for services	Dec. 31, 2008 Common Stock Stock issued for services	Dec. 31, 2007 Common Stock Stock issued for services	Dec. 31, 2006 Common Stock Stock issued for services	Dec. 31, 2005 Common Stock Stock issued for services	Dec. 31, 2004 Common Stock Stock issued for services	Dec. 31, 2003 Common Stock Stock issued for services	Dec. 31, 2002 Common Stock Stock issued for services	Dec. 31, 2001 Common Stock Stock issued for services	Dec. 31, 2010 Common Stock Stock issued for cash	Dec. 31, 2009 Common Stock Stock issued for cash	Dec. 31, 2008 Common Stock Stock issued for cash	Dec. 31, 2007 Common Stock Stock issued for cash	Dec. 31, 2006 Common Stock Stock issued for cash	Dec. 31, 2005 Common Stock Stock issued for cash	Dec. 31, 2004 Common Stock Stock issued for cash	Dec. 31, 2003 Common Stock Stock issued for cash	Dec. 31, 2002 Common Stock Stock issued for cash	Dec. 31, 2001 Common Stock Stock issued for cash	Dec. 31, 2004 Common Stock Additional founders shares issued	Mar. 31, 2012 Common Stock Stock issued to settle liabilities	Dec. 31, 2011 Common Stock Stock issued to settle liabilities	Dec. 31, 2010 Common Stock Stock issued to settle liabilities	Dec. 31, 2005 Common Stock Stock issued to settle liabilities	Dec. 31, 2011 Common Stock Stock issued for interest	Dec. 31, 2010 Common Stock Stock issued for interest	Dec. 31, 2009 Common Stock Stock issued for interest	Dec. 31, 2007 Common Stock Stock issued for interest	Dec. 31, 2009 Common Stock Accounts payable	Mar. 31, 2012 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2009 Additional Paid-In Capital	Dec. 31, 2008 Additional Paid-In Capital	Dec. 31, 2007 Additional Paid-In Capital	Dec. 31, 2006 Additional Paid-In Capital	Dec. 31, 2005 Additional Paid-In Capital	Dec. 31, 2004 Additional Paid-In Capital	Dec. 31, 2003 Additional Paid-In Capital	Dec. 31, 2001 Additional Paid-In Capital	Dec. 31, 2000 Additional Paid-In Capital	Mar. 31, 2012 Additional Paid-In Capital Stock issued for services	Dec. 31, 2011 Additional Paid-In Capital Stock issued for services	Dec. 31, 2010 Additional Paid-In Capital Stock issued for services	Dec. 31, 2009 Additional Paid-In Capital Stock issued for services	Dec. 31, 2008 Additional Paid-In Capital Stock issued for services	Dec. 31, 2007 Additional Paid-In Capital Stock issued for services	Dec. 31, 2006 Additional Paid-In Capital Stock issued for services	Dec. 31, 2005 Additional Paid-In Capital Stock issued for services	Dec. 31, 2004 Additional Paid-In Capital Stock issued for services	Dec. 31, 2002 Additional Paid-In Capital Stock issued for services	Dec. 31, 2001 Additional Paid-In Capital Stock issued for services	Dec. 31, 2010 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2009 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2008 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2007 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2006 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2005 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2004 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2003 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2002 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2001 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2004 Additional Paid-In Capital Additional founders shares issued	Dec. 31, 2005 Additional Paid-In Capital Warrants issued to purchase common stock at $.025	Dec. 31, 2004 Additional Paid-In Capital Warrants issued to purchase common stock at $.025	Dec. 31, 2005 Additional Paid-In Capital Warrants issued to purchase common stock at $.05	Dec. 31, 2004 Additional Paid-In Capital Warrants issued to purchase common stock at $.05	Mar. 31, 2012 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2011 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2010 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2005 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2011 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2010 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2009 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2007 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2009 Additional Paid-In Capital Accounts payable	Mar. 31, 2012 Deficit Accumulated During the Development Stage	Dec. 31, 2011 Deficit Accumulated During the Development Stage	Dec. 31, 2010 Deficit Accumulated During the Development Stage	Dec. 31, 2009 Deficit Accumulated During the Development Stage	Dec. 31, 2008 Deficit Accumulated During the Development Stage	Dec. 31, 2007 Deficit Accumulated During the Development Stage	Dec. 31, 2006 Deficit Accumulated During the Development Stage	Dec. 31, 2005 Deficit Accumulated During the Development Stage	Dec. 31, 2004 Deficit Accumulated During the Development Stage	Dec. 31, 2003 Deficit Accumulated During the Development Stage	Dec. 31, 2002 Deficit Accumulated During the Development Stage	Dec. 31, 2001 Deficit Accumulated During the Development Stage
Beginning Balance (in shares)																																																1,152,502,875	757,539,307	343,690,812	157,515,766	127,125,232	98,336,656	73,947,656	56,737,656	5,241,656	35,689,560	31,133,560	27,723,750
Beginning Balance	$ (1,246,529)	$ (1,626,230)	$ (1,792,157)	$ (2,211,746)	$ (921,198)	$ (881,748)	$ (386,897)	$ (369,457)	$ 20,929	$ 112,433	$ 162,972	$ 221,212																																				$ 230,501	$ 151,508	$ 68,738	$ 31,503	$ 25,425	$ 19,666	$ 14,789	$ 11,347	$ 1,048	$ 35,690	$ 31,134	$ 27,724																																	$ 14,944,090	$ 12,322,913	$ 10,716,019	$ 8,766,830	$ 6,451,906	$ 2,568,119	$ 1,597,959	$ 1,026,030	$ 808,840	$ 723,851	$ 451,059	$ 193,488																																				$ (16,421,120)	$ (14,100,651)	$ (12,576,914)	$ (11,010,079)	$ (7,398,529)	$ (3,469,533)	$ (1,999,645)	$ (1,406,834)	$ (788,959)	$ (647,108)	$ (319,221)
Warrants and options exercised (in shares)																																																16,635	12,308,915
Warrants and options exercised	181,321	756,840																																														3	2,462																																											181,318	754,378
Stock warrants exercised (in shares)																																																		47,523	35,100	1,347,261			5,260,000	2,100,000
Stock warrants exercised			518,000	382,590	362,694			174,000	61,000																																									9	7	269			1,052	420																																						517,991	382,583	362,425			172,948	60,580
Accrue compensation earned but unrecorded										(90,000)	(60,000)	(60,000)																																																																																																																																								(90,000)	(60,000)	(60,000)
Stock based compensation	34,840	285,600	418,112		654,199	1,274,666																																																																																						34,840	285,600	418,112		654,199	1,274,666
Debentures converted (in shares)																																																25,049,954	252,267,600	255,650,977	77,451,141	15,257,163	17,215,200	3,000,000
Debentures converted	1,663	703,546	279,191	483,004	965,309	1,677,183	150,000																																									5,010	50,453	51,130	15,490	3,052	3,442	600																																						(3,347)	653,093	228,061	467,514	962,257	1,673,741	149,400
Options exercised and escrowed shares (in shares)																																																				8,671,460	222,707
Options exercised and escrowed shares																																																				1,734	45																																											(1,734)	(45)
Stock issued (in shares)																																																												7,437,643	30,072,595	97,684,416	68,506,130	4,598,973	817,727	4,700,000	5,850,000	24,036,000	15,347,000	3,077,000	2,681,310	5,714,286	20,607,841	515,677	1,188,960	200,000	1,100,000	360,000	1,380,000	1,479,000	728,500	25,000,000	3,213,589	97,530,393	48,657,897	5,000,000	7,094,511	6,093,396	8,310,128	767,026	11,264,706
Stock issued													42,100	355,205	232,886	538,354	313,800	155,426	206,537	26,371	76,489	15,347	129,448	188,131	10,000	202,000	25,000	192,136	16,200	72,300	28,808	35,000	147,900	72,850					36,764	556,027	214,414	100,000	42,952	17,061	43,309	38,351	323,662													1,488	6,015	19,538	13,701	920	164	940	1,170	4,807	15,347	3,077	2,681	1,143	4,122	103	238	40	220	72	1,380	1,479	729	5,000	642	19,506	9,732	1,000	1,419	1,218	1,662	153	2,253													40,612	349,190	213,348	524,653	312,880	155,262	205,597	25,201	71,682	126,371	185,450	8,857	197,878	24,897	191,898	16,160	72,080	28,736	33,620	146,421	72,121	(5,000)					36,122	536,521	204,682	99,000	41,533	15,843	41,647	38,198	321,409
Escrowed shares cancelled (in shares)																																																	(4,310,446)
Escrowed shares cancelled																																																	(862)																																												862
Warrants issued						87,864	33,800																												62,300	18,900	140,400	42,292									13,505																																																		87,864	33,800																												62,300	18,900	140,400	42,292									13,505
Warrants converted to purchase common stock (in shares)																																																					8,585,956	16,489,000
Warrants converted to purchase common stock						463,920	568,500																																														1,717	3,297																																											462,203	565,203
Reverse split (in shares)																																																(1,154,271,533)									(47,174,904)
Retrospective adjustment for the 1:35 reverse common stock split																																																(230,854)																																												230,854
Par value $0.0001 to $0.0002																																																									(51,369)																																												51,369
Net loss	(377,707)	(2,320,469)	(1,523,737)	(1,566,835)	(3,611,550)	(3,928,996)	(1,469,888)	(592,811)	(617,875)	(51,851)	(267,887)	(259,221)																																																																																																																															(377,707)	(2,320,469)	(1,523,737)	(1,566,835)	(3,611,550)	(3,928,996)	(1,469,888)	(592,811)	(617,875)	(51,851)	(267,887)	(259,221)
Ending Balance (in shares)																																																33,949,163	1,152,502,875	757,539,307	343,690,812	157,515,766	127,125,232	98,336,656	73,947,656	56,737,656	5,241,656	31,133,560	27,723,750
Ending Balance	$ (1,327,548)	$ (1,246,529)	$ (1,626,230)	$ (1,792,157)	$ (2,211,746)	$ (921,198)	$ (881,748)	$ (386,897)	$ (369,457)	$ 20,929	$ 112,433	$ 162,972																																				$ 6,790	$ 230,501	$ 151,508	$ 68,738	$ 31,503	$ 25,425	$ 19,666	$ 14,789	$ 11,347	$ 1,048	$ 31,134	$ 27,724																																	$ 15,464,489	$ 14,944,090	$ 12,322,913	$ 10,716,019	$ 8,766,830	$ 6,451,906	$ 2,568,119	$ 1,597,959	$ 1,026,030	$ 808,840	$ 451,059	$ 193,488																																				$ (16,798,827)	$ (16,421,120)	$ (14,100,651)	$ (12,576,914)	$ (11,010,079)	$ (7,398,529)	$ (3,469,533)	$ (1,999,645)	$ (1,406,834)	$ (788,959)	$ (647,108)	$ (319,221)